CLAIMS AND LITIGATIONS	12 Months Ended
Dec. 31, 2021
Claims and Litigations [Abstract]
CLAIMS AND LITIGATIONS	CLAIMS AND LITIGATIONS
From time to time, Arrival may become involved in additional legal proceedings arising in the ordinary course of its business.

On December 22, 2021, plaintiffs Bruce Schmutter and Dean Samet, purported Arrival stockholders, filed a putative class action complaint against Arrival, Denis Sverdlov, Tim Holbrow, Michael Ableson, and Avinash Rugoobur in the U.S. District Court for the Southern District of New York captioned Schmutter, et al. v. Arrival S.A., et al. (1:21-11016-NRB). Plaintiffs asserted claims on behalf of all persons and entities that purchased or otherwise acquired Arrival common stock between November 18, 2020 and November 19, 2021 under Section 10(b) and 20(a) of the Securities Exchange Act of 1934. The complaint alleged that defendants made false and/or misleading statements or omissions concerning Arrival’s operations, financial performance, and future growth prospects and profitability. On March 7, 2022, plaintiffs filed a notice of voluntary dismissal of the Schmutter action.

On January 11, 2022, plaintiff Miguel Sanchez filed a putative class action complaint against Arrival, Denis Sverdlov, Tim Holbrow, Michael Ableson, and Avinash Rugoobur in the United States District Court for the Eastern District of New York captioned Sanchez v. Arrival S.A., et al. (1:22-cv-00172) asserting substantially the same claims and allegations as those asserted in the Schmutter complaint. On February 22, 2022, a number of purported Arrival shareholders filed motions for appointment as lead plaintiff in the Sanchez action. On April 15, 2022, the court appointed Mostaco Corp. as lead plaintiff in that action.

On April 8, 2022, another purported Arrival shareholder, Alexandre Lioubinine, filed a putative class action complaint in the Supreme Court of the State of New York captioned Lioubinine v. Arrival, et. al. (651783/2022). The complaint asserts claims against Arrival and certain of its executives and members of the board of directors under Sections 11, 12(a)(2), and 15 of the Securities Act of 1933. The complaint alleges that Arrival’s Registration Statement on Form F-4 filed with the SEC on December 15, 2020, as amended on January 21, February 16, and February 25, 2021, and declared effective on
February 26, 2021 (the “Registration Statement”) contained material misstatements and omissions concerning the Company’s operations, financial performance, and future growth prospects and profitability. Lioubinine purports to assert his claims on behalf of all persons and entities who purchased or otherwise acquired Arrival ordinary shares pursuant or traceable to the Registration Statement.

As the cases are still in their early stages, it is not possible to determine the likelihood of success on the merits or any potential liability. Arrival intends to vigorously defend the actions.